SUBSEQUENT EVENT (Narrative) (Details)			1 Months Ended
	Dec. 22, 2023 CAD ($) $ / shares $ / Shares shares	Dec. 13, 2023 shares	Aug. 30, 2022 $ / Shares shares	Mar. 17, 2021 $ / Shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued			571,600	683,977
Units issued, price per unit | $ / Shares			7	37.85
Subsequent event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued	661,765
Units issued, price per unit | $ / Shares	1.36
Gross proceeds from warrants exercised | $	$ 900,000
Warrants issued, price per warrant | $ / shares	$ 1.7
Subsequent event [Member] | Restricted share units [Member] | Officer [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued		30,000